Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents
Current accounts	$ 127,647	$ 113,655
Time deposits (with original maturities of three months or less)	44,483	149,491
Ship management client accounts	784	601
Total cash and cash equivalents	$ 172,914	$ 263,747	$ 295,791	$ 342,594